Investment Strategy	Dec. 22, 2025
T. Rowe Price Africa & Middle East Fund
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

The fund normally invests at least 80% of its net assets (plus any borrowings for investment purposes) in African and Middle Eastern companies. The fund relies on MSCI Inc., a third-party provider of benchmark indexes and data services, or another unaffiliated data provider to determine the country assigned to a security. Any derivatives that provide exposure to the investment focus suggested by the fund’s name, or to one or more market risk factors associated with the investment focus suggested by the fund’s name, are counted (as applicable) toward compliance with the fund’s 80% investment policy.

The fund expects to primarily invest in common stocks of companies located (or with primary operations) in Africa and the Middle East. The countries in which the fund normally invests include, but are not limited to, the following:

●	Primary Emphasis: Bahrain, Egypt, Jordan, Kenya, Kuwait, Lebanon, Morocco, Nigeria, Oman, Qatar, Saudi Arabia, South Africa, and United Arab Emirates.

●	Others: Algeria, Angola, Botswana, Ghana, Ivory Coast, Mauritius, Mozambique, Namibia, Niger Republic, Rwanda, Senegal, Syria, Tanzania, Tunisia, Uganda, Zambia, and Zimbabwe.

The fund invests significantly in African and Middle Eastern countries and typically has substantial investments in Saudi Arabia and South Africa. While the adviser invests with an awareness of the adviser’s outlook for certain industries, sectors, and individual countries within the region, the adviser’s decision-making process focuses on bottom-up stock selection. Country allocation is driven largely by stock selection, though the adviser may limit investments in markets or industries that appear to have poor overall prospects.

Security selection reflects a growth style. The adviser relies on a global team of investment analysts dedicated to in-depth fundamental research in an effort to identify high-quality companies capable of achieving and sustaining above-average, long-term earnings growth. The adviser seeks to purchase stocks of companies at reasonable prices in relation to present or anticipated earnings, cash flow, or book value. In selecting investments the adviser generally favors companies with one or more of the following characteristics:

●	leading or improving market position;

●	attractive business niche;

●	attractive or improving franchise or industry position;

●	seasoned management;

●	stable or improving revenues, earnings, and/or cash flow; and

●	sound or improving balance sheet.

At times, the fund may have a significant portion of its assets invested in the same economic sector, such as the financial sector.

Strategy Portfolio Concentration [Text]	The fund normally invests at least 80% of its net assets (plus any borrowings for investment purposes) in African and Middle Eastern companies.
T. Rowe Price International Disciplined Equity Fund
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

Important Note: The fund’s Board of Directors has approved a plan of reorganization pursuant to which the fund will be reorganized on a tax-free basis with and into the T. Rowe Price Overseas Stock Fund (the “Overseas Stock Fund”).

The plan of reorganization provides for the transfer of substantially all of the fund’s assets in exchange for corresponding shares of the Overseas Stock Fund equal in value to the fund’s net assets and the assumption by the Overseas Stock Fund of all of the fund’s liabilities. After the exchange, the fund will distribute the Overseas Stock Fund shares to its shareholders pro rata, in liquidation of the fund. As a result, shareholders of the fund will become shareholders of the Overseas Stock Fund (these transactions are collectively referred to as the “Reorganization”).

On the date of the Reorganization, shareholders of the fund’s Investor Class and Advisor Class will automatically receive shares of the Overseas Stock Fund’s Investor Class representing the same total value as their shares of the fund and shareholders of the fund’s I Class will automatically receive shares of the Overseas Stock Fund’s I Class representing the same total value as their shares of the fund.

The Reorganization is expected to occur on or about April 17, 2026, and does not require shareholder approval.

The fund and the Overseas Stock Fund have similar investment objectives, investment strategies, and policies and restrictions. However, the fund has not reached sufficient scale and combining the funds is expected to result in potentially greater economies of scale for shareholders. The fund will need to sell certain holdings leading up to the Reorganization to more closely align its portfolio with the Overseas Stock Fund, which is expected to result in greater portfolio turnover and may cause the fund to temporarily deviate from its normal investment program.

Shareholders may redeem their shares of the fund or exchange their shares to another fund at any time prior to the Reorganization. The Reorganization will be structured as a tax-free exchange for shareholders, although the fund may need to declare dividend or capital gain distributions to its shareholders shortly before the Reorganization occurs, which may be a taxable event depending on a shareholder’s individual tax situation. Detailed information about the Reorganization will be provided to shareholders in an information statement that is expected to begin mailing by late February 2026.

The fund normally invests at least 80% of its net assets (plus any borrowings for investment purposes) in stocks of non-U.S. companies. The fund relies on MSCI Inc., a third-party provider of benchmark indexes and data services, or another unaffiliated data provider to determine the country assigned to a security. Any derivatives that provide exposure to the investment focus suggested by the fund’s name, or to one or more market risk factors associated with the investment focus suggested by the fund’s name, are counted (as applicable) toward compliance with the fund’s 80% investment policy.

While the adviser invests with an awareness of the global economic backdrop and the adviser’s outlook for certain industries, sectors, and individual countries, the adviser’s decision-making process focuses on bottom-up stock selection. Country allocation is driven largely by stock selection, though the adviser may limit investments in markets or industries that appear to have poor overall prospects. The fund may invest up to 15% of its net assets in emerging markets.

The fund may purchase the stocks of companies of any size, but typically focuses on large-cap companies, and does not emphasize either a growth or value bias in selecting investments.

The adviser generally selects securities for the fund that the adviser believes have the most favorable combination of company fundamentals, earnings potential, and relative valuation.

The fund typically has significant investments in developed European countries, as well as Japan and select other developed countries.

At times, the fund may have a significant portion of its assets invested in the same economic sector, such as the financial sector.

Strategy Portfolio Concentration [Text]	The fund normally invests at least 80% of its net assets (plus any borrowings for investment purposes) in stocks of non-U.S. companies.
T. Rowe Price International Discovery Fund
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

The fund focuses its investments in securities outside the U.S. and seeks to diversify broadly across a variety of industries in developed and emerging market countries throughout the world. The fund normally invests at least 80% of its net assets in non-U.S. stocks. Depending on market conditions, the fund’s portfolio is normally composed of investments in at least 10 countries and 100 different companies. The fund relies on MSCI Inc., a third-party provider of benchmark indexes and data services, or another unaffiliated data provider to determine the country assigned to a security.

While the adviser invests with an awareness of the global economic backdrop and the adviser’s outlook for certain industries, sectors, and individual countries, the adviser’s decision-making process focuses on bottom-up stock selection. Country allocation is driven largely by stock selection, though the adviser may limit investments in markets or industries that appear to have poor overall prospects.

The fund typically focuses its investments in small- and mid-cap companies.

Security selection reflects a growth style. The adviser relies on a global team of investment analysts dedicated to in-depth fundamental research in an effort to identify high-quality companies capable of achieving and sustaining above-average, long-term earnings growth. The adviser seeks to purchase stocks of companies at reasonable prices in relation to present or anticipated earnings, cash flow, or book value.

The fund typically has significant investments in Asian and developed European countries.

At times, the fund may have a significant portion of its assets invested in the same economic sector, such as industrial and business services sector.

Strategy Portfolio Concentration [Text]	The fund normally invests at least 80% of its net assets in non-U.S. stocks.
T. Rowe Price International Stock Fund
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

The fund normally invests at least 80% of its net assets (plus any borrowings for investment purposes) in stocks. Any derivatives that provide exposure to the investment focus suggested by the fund’s name, or to one or more market risk factors associated with the investment focus suggested by the fund’s name, are counted (as applicable) toward compliance with the fund’s 80% investment policy.

The fund expects to primarily invest in stocks outside the U.S. and to diversify broadly across a variety of industries in developed and emerging market countries throughout the world. The fund normally invests in at least five countries and may purchase the stocks of companies of any size, but its focus is typically on large-cap companies. The fund relies on MSCI Inc., a third-party provider of benchmark indexes and data services, or another unaffiliated data provider to determine the country assigned to a security. While the adviser invests with an awareness of the global economic backdrop and the adviser’s outlook for certain industries, sectors, and individual countries, the adviser’s decision-making process focuses on bottom-up stock selection. Country allocation is driven largely by stock selection, though the adviser may limit investments in markets or industries that appear to have poor overall prospects.

Security selection reflects a growth style. The adviser relies on a global team of investment analysts dedicated to in-depth fundamental research in an effort to identify high-quality companies capable of achieving and sustaining above-average, long-term earnings growth. The adviser seeks to purchase stocks of companies at reasonable prices in relation to present or anticipated earnings, cash flow, or book value.

The fund typically has significant investments in Asian and developed European countries.

At times, the fund may have a significant portion of its assets invested in the same economic sector.

Strategy Portfolio Concentration [Text]	The fund normally invests at least 80% of its net assets (plus any borrowings for investment purposes) in stocks.
T. Rowe Price International Value Equity Fund
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

The fund normally invests at least 80% of its net assets (plus any borrowings for investment purposes) in equity securities. Any derivatives that provide exposure to the investment focus suggested by the fund’s name, or to one or more market risk factors associated with the investment focus suggested by the fund’s name, are counted (as applicable) toward compliance with the fund’s 80% investment policy.

In addition, the fund invests at least 65% of its total assets in non-U.S. stocks, with an emphasis on large-cap stocks that have a strong track record of paying dividends or that are believed to be undervalued. The fund seeks to diversify broadly, primarily among the world’s developed countries. Investments in stocks of companies in emerging markets will be modest and focused on more mature developing countries. The fund relies on MSCI Inc., a third-party provider of benchmark indexes and data services, or another unaffiliated data provider to determine the country assigned to a security.

The fund takes a value-oriented approach to investing by seeking to invest in companies whose stock prices are low in relation to the value of their assets or future prospects. Country and sector allocations are driven primarily by security selection and secondarily by an assessment of top-down, fundamental prospects. The fund relies on a global research team to identify companies that appear to be undervalued by various measures and may be temporarily out of favor but have good prospects for capital appreciation or dividend growth.

The fund typically has significant investments in developed European countries.

At times, the fund may have a significant portion of its assets invested in the same economic sector, such as the financial sector.

Strategy Portfolio Concentration [Text]	The fund normally invests at least 80% of its net assets (plus any borrowings for investment purposes) in equity securities.
T. Rowe Price Japan Fund
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

The fund normally invests at least 80% of its net assets (plus any borrowings for investment purposes) in companies located (or with primary operations) in Japan. The fund relies on MSCI Inc., a third-party provider of benchmark indexes and data services, or another unaffiliated data provider to determine the country assigned to a security. Any derivatives that provide exposure to the investment focus suggested by the fund’s name, or to one or more market risk factors associated with the investment focus suggested by the fund’s name, are counted (as applicable) toward compliance with the fund’s 80% investment policy.

The fund may purchase the stocks of companies of any size and seeks to invest across a wide range of Japanese industries and companies. While the adviser invests with an awareness of the adviser’s outlook for industries and sectors within the country, the adviser’s decision-making process focuses on bottom-up stock selection.

The fund takes a core approach to stock selection, which does not emphasize either growth or value styles of investing. The adviser relies on a global team of investment analysts dedicated to in-depth fundamental research in an effort to identify high-quality companies capable of achieving and sustaining above-average, long-term earnings growth. The adviser seeks to purchase stocks of companies at reasonable prices in relation to present or anticipated earnings, cash flow, or book value.

Sector and style exposures are closely managed, and the focus of security selection is on opportunities where the adviser sees upside relative to the risks priced in the market (asymmetric risk-reward).

In selecting investments the adviser generally favors companies with one or more of the following characteristics:

●	leading or improving market position;

●	attractive business niche;

●	attractive or improving franchise or industry position;

●	seasoned management;

●	stable or improving revenues, earnings, and/or cash flow; and

●	sound or improving balance sheet.

At times, the fund may have a significant portion of its assets invested in the same economic sector.

Strategy Portfolio Concentration [Text]	The fund normally invests at least 80% of its net assets (plus any borrowings for investment purposes) in companies located (or with primary operations) in Japan.
T. Rowe Price Latin America Fund
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

The fund normally invests at least 80% of its net assets (plus any borrowings for investment purposes) in Latin American companies. The fund relies on MSCI Inc., a third-party provider of benchmark indexes and data services, or another unaffiliated data provider to determine the country assigned to a security. Any derivatives that provide exposure to the investment focus suggested by the fund’s name, or to one or more market risk factors associated with the investment focus suggested by the fund’s name, are counted (as applicable) toward compliance with the fund’s 80% investment policy.

Under normal conditions, at least four countries will be represented in the fund’s portfolio. The fund expects to primarily invest in the equity securities, including common stocks, preferred stocks, and convertible securities, of companies located (or with primary operations) in Latin America. The countries in which the fund normally invests include, but are not limited to, the following:

●	Primary Emphasis: Argentina, Brazil, Chile, Colombia, Mexico, and Peru.

●	Others: Belize, Ecuador, Guatemala, Panama, and Venezuela.

The fund typically has substantial investments in Brazil and Mexico.

The fund is nondiversified, which means it may invest a greater percentage of its assets in a particular issuer than is permissible for a diversified fund.

While the adviser invests with an awareness of the adviser’s outlook for certain industries, sectors, and individual countries within the region, the adviser’s decision-making process focuses on bottom-up stock selection. Country allocation is driven largely by stock selection, though the adviser may limit investments in markets or industries that appear to have poor overall prospects.

Security selection reflects a growth style. The adviser relies on a global team of investment analysts dedicated to in-depth fundamental research in an effort to identify high-quality companies capable of achieving and sustaining above-average, long-term earnings growth. The adviser seeks to purchase stocks of companies at reasonable prices in relation to present or anticipated earnings, cash flow, or book value. In selecting investments the adviser generally favors companies with one or more of the following characteristics:

●	leading or improving market position;

●	attractive business niche;

●	attractive or improving franchise or industry position;

●	seasoned management;

●	stable or improving revenues, earnings, and/or cash flow; and

●	sound or improving balance sheet.

At times, the fund may have a significant portion of its assets invested in the same economic sector, such as the financial sector.

Strategy Portfolio Concentration [Text]	The fund normally invests at least 80% of its net assets (plus any borrowings for investment purposes) in Latin American companies.
T. Rowe Price New Asia Fund
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

The fund normally invests at least 80% of its net assets (plus any borrowings for investment purposes) in Asian companies (excluding Japanese companies). The fund relies on MSCI Inc., a third-party provider of benchmark indexes and data services, or another unaffiliated data provider to determine the country assigned to a security. Any derivatives that provide exposure to the investment focus suggested by the fund’s name, or to one or more market risk factors associated with the investment focus suggested by the fund’s name, are counted (as applicable) toward compliance with the fund’s 80% investment policy.

The fund expects to primarily invest in common stocks of companies located (or with primary operations) in Asian countries other than Japan. The fund typically has substantial investments in China. The countries in which the fund normally invests include, but are not limited to, the following:

●	Primary Emphasis: China, Hong Kong, India, Indonesia, Malaysia, Philippines, Singapore, South Korea, Taiwan, and Thailand.

●	Others: Pakistan, Sri Lanka, and Vietnam.

The fund is nondiversified, which means it may invest a greater percentage of its assets in a particular issuer than is permissible for a diversified fund.

At times, the fund may have a significant portion of its assets invested in the same economic sector, such as the information technology sector.

While the adviser invests with an awareness of the adviser’s outlook for certain industries, sectors, and individual countries within the region, the adviser’s decision-making process focuses on bottom-up stock selection. Country allocation is driven largely by stock selection, though the adviser may limit investments in markets or industries that appear to have poor overall prospects.

Security selection reflects a growth style. The adviser relies on a global team of investment analysts dedicated to in-depth fundamental research in an effort to identify high-quality companies capable of achieving and sustaining above-average, long-term earnings growth. The adviser seeks to purchase stocks of companies at reasonable prices in relation to present or anticipated earnings, cash flow, or book value. In selecting investments the adviser generally favors companies with one or more of the following characteristics:

●	leading or improving market position;

●	attractive business niche;

●	attractive or improving franchise or industry position;

●	seasoned management;

●	stable or improving revenues, earnings, and/or cash flow; and

●	sound or improving balance sheet.

Strategy Portfolio Concentration [Text]	The fund normally invests at least 80% of its net assets (plus any borrowings for investment purposes) in Asian companies (excluding Japanese companies).